RELATED-PARTY TRANSACTIONS - Intercompany loans (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTY TRANSACTIONS
Assets	R$ 27,939	R$ 51,839
Liabilities	(1,350)
Net financial income	545	95	R$ (2,457)
Diaco S.A.
RELATED PARTY TRANSACTIONS
Liabilities	(1,350)
Gerdau Corsa S.A.P.I de C.V.
RELATED PARTY TRANSACTIONS
Assets	72	7
Fundacao Gerdau
RELATED PARTY TRANSACTIONS
Assets	R$ 27,867	R$ 51,832